Operating leases and other commitment (Details Narrative)	6 Months Ended
Jun. 30, 2021 USD ($)
Statement [Line Items]
Operating lease liability	$ 315,621
Future payment amount and copier rent	4,871
Future payment amount	334,334
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Discount rate description	The discount rate ranges from 5.00% to 7.03%. The average remaining years for our lease are 0.67 years as of June 30, 2021.